RETIREMENT-RELATED BENEFITS - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total	$ 229	$ 225	$ 236
Percentage of contribution	6.00%
Employees joined on or after September 1, 2021
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution	3.00%
Defined benefit plans
Defined Benefit Plan Disclosure [Line Items]
Total	$ 25	4	4
Multi-employer plans
Defined Benefit Plan Disclosure [Line Items]
Total	5	7	9
Defined contribution plans
Defined Benefit Plan Disclosure [Line Items]
Total	165	194	207
Direct payments
Defined Benefit Plan Disclosure [Line Items]
Total	$ 33	$ 19	$ 16
IBM 401(k) Plus Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of contribution	6.00%
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 29